Background information of business and organization (Details)	6 Months Ended
	Jun. 30, 2013 Xinyuan International Property Investment Co Ltd [Member] USD ($)	Jun. 30, 2013 Xinyuan International (HK) Property Investment Co., Limited. [Member] HKD	Jun. 30, 2013 XIN Development Group International Inc. [Member] USD ($)	Jun. 30, 2013 Xinyuan [Member] USD ($)	Jun. 30, 2013 South Glory International Ltd [Member] HKD	Jun. 30, 2013 Victory Good Development Ltd [Member] HKD	Jun. 30, 2013 Elite Quest Holdings Ltd [Member] HKD	Jun. 30, 2013 XIN Irvine, LLC [Member] USD ($)	Jun. 30, 2013 Vista Sierra, LLC [Member] USD ($)	Jun. 30, 2013 XIN Development Management East, LLC [Member] USD ($)	Jun. 30, 2013 XIN NY Holding, LLC [Member] USD ($)	Jun. 30, 2013 421 Kent Development, LLC [Member] USD ($)	Jun. 30, 2013 WFOE [Member] USD ($)	Jun. 30, 2013 Henan Xinyuan [Member] CNY	Jun. 30, 2013 Qingdao Xinyuan Xiangrui Real Estate Co Ltd [Member] CNY	Jun. 30, 2013 Shandong Xinyuan Real Estate Co Ltd [Member] CNY	Jun. 30, 2013 Xinyuan Property Service Co Ltd [Member] CNY	Jun. 30, 2013 Zhengzhou Mingyuan Landscape Engineering Co Ltd [Member] CNY	Jun. 30, 2013 Zhengzhou Xinyuan Computer Network Engineering Co Ltd [Member] CNY	Jun. 30, 2013 Henan Wanzhuo Real Estate Co Ltd [Member] CNY	Jun. 30, 2013 Suzhou Xinyuan Real Estate Development Co Ltd [Member] CNY	Jun. 30, 2013 Anhui Xinyuan Real Estate Co Ltd [Member] CNY	Jun. 30, 2013 Kunshan Xinyuan Real Estate Co Ltd [Member] CNY	Jun. 30, 2013 Chengdu [Member] CNY	Jun. 30, 2013 Xuzhou Xinyuan Real Estate Co Ltd [Member] CNY	Jun. 30, 2013 Henan Jiye Real Estate Co Ltd [Member] CNY	Jun. 30, 2013 Beijing Xinyuan Wanzhong Real Estate Co Ltd [Member] CNY	Jun. 30, 2013 Beijing [Member] CNY	Jun. 30, 2013 Beijing Heju Construction Material Co. Ltd. [Member] CNY	Jun. 30, 2013 Jiantou Xinyuan [Member] CNY	Jun. 30, 2013 Beijing Xinyuan Priority Real Estate Consulting Co., Ltd. [Member] CNY	Jun. 30, 2013 Henan Xinyuan Priority Commercial Management Co., Ltd. [Member] CNY	Jun. 30, 2013 Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] CNY	Jun. 30, 2013 Beijing Xinyuan Jiye Real Estate Co., Ltd. [Member] CNY	Jun. 30, 2013 Xinyuan Sailing Co., Ltd. [Member] HKD
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Oct. 06, 2011	Oct. 26, 2011	Nov. 10, 2011	Jan. 27, 2006	Jan. 17, 2001	Jan. 17, 2001	Nov. 19, 2001	Jul. 12, 2012	May 01, 2012	Aug. 28, 2012	Aug. 29, 2012	Aug. 29, 2012	Apr. 10, 2006	May 19, 1997	Feb. 09, 2006	Jun. 02, 2006	Dec. 28, 1998	Feb. 17, 2004	May 26, 2004	Dec. 29, 2011	Nov. 24, 2006	Dec. 07, 2006	Jan. 31, 2008	Jun. 12, 2007	Nov. 09, 2009	Nov. 15, 2009	Mar. 04, 2008	Jan. 16, 2009	Jan. 16, 2009	Jun. 13, 2005	Mar. 08, 2012	Aug. 10, 2012	Sep. 20, 2012	Feb. 17, 2013	Jun. 21, 2013
Paid up capital	$ 500,000	3,000,000	$ 0	$ 50,000,000	10,000	10,000	10,000	$ 50,000	$ 0	$ 1,000	$ 1,000	$ 1,000	$ 307,000,000	200,000,000	10,000,000	300,000,000	50,000,000	2,000,000	2,000,000	20,000,000	200,000,000	50,000,000	200,000,000	220,000,000	50,000,000	50,000,000	30,000,000	30,000,000	30,000,000	10,000,000	30,000,000	2,000,000	200,000,000	200,000,000	3,000,000
Ownership percentage attributable to the Group	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%